Background (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Sep. 30, 2017 USD ($) Number $ / shares shares	Dec. 31, 2016 Number $ / shares shares	Dec. 31, 2015 $ / shares shares	Sep. 10, 2015 shares
Common Stock, Shares Issued		103,878,536	71,153,300	71,133,300	31,635,598
Ownership percentage		66.00%	66.00%
Cash payment | $		$ 315,000
Investment banker fee | $		$ 50,000
Common stock, share authorised		950,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share outstanding		103,878,536	71,153,300	71,133,300	31,635,598
Preferred sock, shares authorized		250,000,000
AEPP [Member]
Common Stock, Shares Issued		71,770,200
Common stock, share authorised		103,536,703	950,000,000
Common stock, par value | $ / shares		$ 0.0001	$ .0001
Common stock, share outstanding		71,770,200
Preferred sock, shares authorized		62,138,680	150,000,000
Preferred Stock, par value | $ / shares		$ 0.0001	$ .0001
Exchange ratio		20:1	20:1
Number of share | Number		20	20
AEPP [Member] | Oncolix [Member]
Common stock purchase price | $	$ 365,000